Non-Current Assets - Right of Use Assets - Summary of Carrying Amount of Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 168,451
Net carrying amount	84,226	$ 168,451
Right-of-Use Asset Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	534,231	281,554
Additions		252,677
Net carrying amount	534,231	534,231
Right-of-Use-Asset Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(365,780)	(281,554)
Charge to the period	(84,225)	(84,226)
Net carrying amount	$ (450,005)	$ (365,780)